UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5385

DWS Value Series, Inc.

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS Dreman High Return Equity Fund

	Shares	Value ($)

Common Stocks 87.1%
Consumer Discretionary 6.7%
Multiline Retail 1.0%
Federated Department Stores, Inc.	2,006,750	89,621,455
Specialty Retail 5.7%
Borders Group, Inc. (a) (b)	5,256,600	112,386,108
Home Depot, Inc.	5,745,200	227,509,920
Lowe's Companies, Inc.	2,077,100	67,630,376

Staples, Inc.	3,739,517	97,302,232

		504,828,636
Consumer Staples 12.5%
Tobacco
Altria Group, Inc.	8,314,815	700,772,608
Imperial Tobacco Group PLC (ADR)	710,950	59,286,121
UST, Inc. (b)	5,981,430	347,281,826

		1,107,340,555
Energy 19.0%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	4,266,300	171,633,249
Apache Corp.	3,310,200	226,848,006
Chevron Corp.	3,715,025	254,887,865
ConocoPhillips	8,292,065	542,466,893
Devon Energy Corp.	3,716,800	244,230,928
EnCana Corp. (b)	2,123,142	103,184,701
Occidental Petroleum Corp.	2,920,328	134,860,747

		1,678,112,389
Financials 22.4%
Commercial Banks 4.2%
KeyCorp.	2,213,400	83,533,716
PNC Financial Services Group, Inc.	1,259,200	92,311,952
US Bancorp.	1,997,360	71,225,858
Wachovia Corp.	2,164,500	119,848,365

		366,919,891
Diversified Financial Services 3.8%
Bank of America Corp.	3,853,184	196,011,470
CIT Group, Inc.	644,975	36,421,738
Citigroup, Inc.	999,800	50,389,920
JPMorgan Chase & Co.	1,044,569	51,601,709

		334,424,837
Insurance 2.5%
Chubb Corp.	2,491,800	127,206,390
Hartford Financial Services Group, Inc.	759,700	71,837,232
The Travelers Companies, Inc.	494,660	25,103,995

		224,147,617
Thrifts & Mortgage Finance 11.9%
Fannie Mae (b)	3,852,625	218,559,416
Freddie Mac	6,909,984	443,482,773
Sovereign Bancorp, Inc. (b)	4,785,855	120,938,556
Washington Mutual, Inc.	6,289,699	270,960,233

		1,053,940,978
Health Care 14.5%
Biotechnology 1.5%
Amgen, Inc.*	2,043,200	131,296,032
Health Care Providers & Services 5.5%
Aetna, Inc.	3,688,320	163,281,926
Quest Diagnostics, Inc. (b)	456,050	23,267,671
UnitedHealth Group, Inc.	5,654,220	295,150,284

		481,699,881

Pharmaceuticals 7.5%
Eli Lilly & Co.	1,488,800	78,370,432
Merck & Co., Inc.	752,510	33,230,842
Pfizer, Inc.	12,230,600	305,275,776
Wyeth	5,109,890	249,975,819

		666,852,869
Industrials 8.4%
Aerospace & Defense 1.5%
Northrop Grumman Corp.	578,200	41,543,670
United Technologies Corp.	1,427,000	93,654,010

		135,197,680
Air Freight & Logistics 0.5%
FedEx Corp.	348,200	39,757,476
Industrial Conglomerates 6.4%
3M Co.	3,318,215	245,813,367
General Electric Co.	4,871,400	170,109,288
Tyco International Ltd.	4,888,800	150,721,704

		566,644,359
Information Technology 0.5%
Software
Microsoft Corp.	1,547,300	43,587,441
Materials 0.0%
Chemicals
Tronox, Inc. "B"	4,368	64,821
Telecommunication Services 1.3%
Diversified Telecommunication Services
Verizon Communications, Inc.	2,925,900	109,516,437
Utilities 1.8%
Independent Power Producers & Energy Traders
TXU Corp.	2,449,900	162,060,884

Total Common Stocks (Cost $5,534,515,102)		7,696,014,238
Securities Lending Collateral 1.0%
Daily Assets Fund Institutional, 5.34% (c) (d) (Cost $91,620,510)	91,620,510	91,620,510
Cash Equivalents 13.0%
Cash Management QP Trust, 5.31% (e) (Cost $1,146,476,589)	1,146,476,589	1,146,476,589
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 6,772,612,201)	101.1	8,934,111,337
Other Assets and Liabilities, Net	(1.1)	(100,405,375)

Net Assets	100.0	8,833,705,962

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)

Affiliated issuer. An Affiliate issuer includes any company in which the Fund has ownership of at least 5% of the outstanding voting securities. A summary of the Fund’s transactions during the three months ended February 28, 2007 with companies which are or were affiliates is as follows:

	Value ($) at			Realized	Dividend	Shares at	Value ($) at
	November 30,	Purchases	Sales	Gain/(Loss)	Income	February 28,	February 28,
Affiliate	2006	Cost ($)	Cost (s)	($)	($)	2007	2007
Borders Group, Inc.	120,376,140	-	-	-	578,226	5,256,600	112,386,108
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2007 amounted to $89,656,920 which is 1.0% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
At February 28, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)		Value ($)		Unrealized Depreciation ($)

S&P 500 Index	6/14/2007	2,872	1,058,124,456		1,020,637,000		(37,487,456)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman High Return Equity Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman High Return Equity Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007